Consolidated statement of shareholders' equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Consolidated statement of shareholders' equity
Accumulated other comprehensive loss, tax effect (in dollars)	$ 0	$ 0	$ 0
Dividend (in dollars per share)	$ 1.00	$ 0.91	$ 0.14